Nov. 30, 2015
Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2015

Effective June 8, 2016, the Board of Directors of Federated Municipal Ultrashort Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.40% to 0.35% of the Fund's average daily net assets.

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A) and IS Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 15.

Shareholder Fees (fees paid directly from your investment)	A	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.35%	0.35%
Distribution (12b-1) Fee	0.25%	None
Other Expenses	0.38%	0.13%
Total Annual Fund Operating Expenses[1]	0.98%	0.48%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.18)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	0.35%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 8, 2016, total annual fund operating expenses (excluding acquired fund fees and expenses, line of credit expenses, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's A and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.80% and 0.35% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2017; or (b) the date of the Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$298	$506	$731	$1,377
IS	$49	$154	$269	$604